Employee Benefits - Change in benefit obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Overfunded pension plans | Present value of the defined benefit obligations
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	$ 3,397	$ 3,343
Service costs	5	7
Interest costs	282	360
Benefits paid	(296)	(326)
Effect of changes in the actuarial assumptions	679	64
Translation adjustment	(490)	(51)
Benefit obligation (Plan assets) as at end of the year	3,577	3,397
Underfunded pension plans
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	694
Benefit obligation (Plan assets) as at end of the year	656	694
Underfunded pension plans | Present value of the defined benefit obligations
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	4,470	4,045
Service costs	101	86
Interest costs	158	183
Benefits paid	(272)	(275)
Participant contributions	(11)	(12)
Effect of changes in the actuarial assumptions	(164)	167
Translation adjustment	(353)	276
Benefit obligation (Plan assets) as at end of the year	3,929	4,470
Other benefits
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	1,410
Benefit obligation (Plan assets) as at end of the year	1,280	1,410
Other benefits | Present value of the defined benefit obligations
Change in benefit obligation
Benefit obligation (Plan assets) as at beginning of the year	1,410	1,296
Service costs	36	30
Interest costs	59	67
Benefits paid	(60)	(65)
Effect of changes in the actuarial assumptions	(32)	11
Translation adjustment	(133)	71
Benefit obligation (Plan assets) as at end of the year	$ 1,280	$ 1,410